Goodwill and other intangible assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and other intangible assets
Schedule of changes in carrying amount of goodwill

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
	(in thousands)
Goodwill, beginning of period	$539,818	$529,145	$539,818	$501,145
Goodwill acquired	—	10,673	—	38,673
Goodwill, end of period	$539,818	$539,818	$539,818	$539,818

	Years Ended
	December 31,
($000's)	2019	2018

Goodwill, beginning of period	$501,145	$499,892
Goodwill acquired	38,673	1,253
Goodwill, end of period	$539,818	$501,145

Schedule of gross carrying amount and accumulated amortization of intangible assets other than goodwill

					Weighted‑
					Average
			Accumulated	Net Carrying	Remaining
	Useful Life	Gross Value	Amortization	Value	Useful Life
		(in thousands)
Trademarks	1‑8 years	$34,320	$9,167	$25,153	5.8 years
Customer relationships	2‑12 years	214,320	37,564	176,756	9.7 years
Developed technology	5 years	53,560	20,419	33,141	3.2 years
Non‑competes	2 years	90	41	49	1.1 years
Balance, December 31, 2019		$302,290	$67,191	$235,099
Trademarks	8 years	$34,320	$12,383	$21,937	5.1 years
Customer relationships	2‑12 years	214,320	51,259	163,061	9.0 years
Developed technology	5 years	53,560	28,453	25,107	2.4 years
Non‑competes	2 years	90	75	15	0.3 years
Balance, September 30, 2020		$302,290	$92,170	$210,120

					Weighted‑
					Average
			Accumulated	Net Carrying	Remaining
($000's)	Useful Life	Gross Value	Amortization	Value	Useful Life
Trademarks	8 years	$34,300	$4,859	$29,441
Customer relationships	2 - 12 years	206,420	19,497	186,923
Developed technology	5 years	45,960	10,153	35,807
Balance, December 31, 2018		$286,680	$34,509	$252,171
Trademarks	1 - 8 years	34,320	9,167	25,153	5.8 Years
Customer relationships	2 - 12 years	214,320	37,564	176,756	9.7 Years
Developed technology	5 years	53,560	20,419	33,141	3.2 Years
Non‑competes	2 years	90	41	49	1.1 Years
Balance, December 31, 2019		$302,290	$67,191	$235,099

Schedule of future estimated amortization expense

($000’s)
Years ending December 31:
2020	$33,290
2021	33,187
2022	32,003
2023	24,218
2024	22,921
Thereafter	89,480
$235,099